Shareholders' Equity (Schedule of Accumulated Other Comprehensive Income (Loss)) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Shareholders' Equity
Foreign currency translation adjustments	¥ (65,689)	¥ (42,215)
Unrealized gains on securities	15,922	21,050
Unrealized losses on derivatives	(787)	(1,592)
Pension liability adjustments	(14,827)	(11,734)
Total accumulated other comprehensive loss	¥ (65,381)	¥ (34,491)